Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
14. Related Parties
The Company’s significant transactions with its related parties are primarily comprised of revenue generating activities under collaboration and license agreements.
Significant related party transactions included in the condensed consolidated balance sheet are summarized below (in thousands):

	As of June 30, 2022	As of December 31, 2021
Accounts receivable:
Joyn	$2	$5
Motif	235	3,020
Allonnia	499	849
Arcaea	2,050	724
Verb	467	—

	$3,253	$4,598

Deferred revenue, current and non-current:
Joyn	$2,478	$4,608
Motif	51,933	52,171
Genomatica	11,349	17,111
Allonnia	35,876	38,016
Arcaea	43,831	47,356
Other equity investees	628	1,559

	$146,095	$160,821

Significant related party transactions included in the condensed consolidated statements of operations and comprehensive loss are summarized below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Foundry revenue:
Joyn	$947	$1,154	$2,129	$2,752
Motif	507	4,612	1,852	10,104
Genomatica	2,405	2,903	5,763	6,201
Allonnia	439	1,098	3,660	3,364
Arcaea	2,363	1,191	6,287	1,191
Verb	639	—	938	—
Other equity investees	673	4	872	10

	$7,973	$10,962	$21,501	$23,622

In April 2022, the Company provided convertible note financing to its equity method investee, Joyn, in the principal amount of $3.0 million for general working capital purposes. In June 2022, the Company agreed to invest up to an additional $7.0 million in Joyn pursuant to one or more additional notes on substantially the same terms as the April note. As of June 30, 2022, the Company has funded $3.5 million of its $7.0 million commitment to Joyn. Each convertible promissory note is unsecured, matures on March 31, 2023 and bears interest at 4.5% per annum. The notes are automatically convertible into equity at a 20% discount upon a qualifying equity financing. Additionally, the Company can elect to convert the notes into equity at a 20% discount upon a non-qualifying
equity financing, at maturity, or elect to be repaid in cash upon a change in control or initial public offering. The Company evaluated the notes’ conversion and redemption features for embedded derivatives and determined that there is no embedded derivative to record. The Company also determined that the convertible notes are not in-substance
common stock and therefore are not considered an additional investment in the equity method investee. The convertible notes are accounted for as notes receivable, measured at amortized cost and evaluated for impairment at each reporting date. The carrying value of the notes receivable was $6.5 million as of June 30, 2022 and is included in prepaid expenses and other current assets on the condensed consolidated balance sheet.
Refer to Notes 4 and 12 for additional details on the Company’s investments and equity method investments held in its related parties.

24. Related Parties
Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	As of December 31,
	2021	2020
Accounts receivable:
Joyn	$5	$—
Motif	3,020	2,403
Genomatica	—	1,500
Allonnia	849	1,309
Arcaea	724	—

	$4,598	$5,212

Deferred revenue, current and non-current:
Joyn	$4,608	$9,862
Motif	52,171	53,952
Genomatica	17,111	30,128
Allonnia	38,016	26,064
Arcaea	47,356	—
Other equity investees	1,559	72

	$160,821	$120,078

Related party transactions
included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Foundry revenue:
Joyn	$5,254	$7,273	$9,349
Motif	20,224	20,798	18,986
Genomatica	12,868	9,431	6,248
Allonnia	5,126	4,960	—
Arcaea	3,676	—	—
Other equity investees	13	73	685

	$47,161	$42,535	$35,268

Refer to Notes 10 and 20 for additional details on the Company’s investments and equity method investments held in its related parties.